Consolidated Statements of Shareholders' Equity - JPY (¥) ¥ in Thousands	Common Stock [Member]	Capital Surplus [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock, Common [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Mar. 31, 2022	¥ 100,000	¥ 620,516		¥ (33,864)	¥ (155,687)	¥ (13,635)	¥ 517,330
Balance, shares at Mar. 31, 2022	20,374,500				1,450,500		20,374,500,000
Net income				354,025			¥ 354,025
Other comprehensive loss						3,588	3,588
Sales of treasury shares			148,392		¥ 153,148		301,540
Sales of treasury shares, shares					(1,426,842)
Balance at Mar. 31, 2023	¥ 100,000	620,516	148,392	320,161	¥ (2,539)	(10,047)	¥ 1,176,483
Balance, shares at Mar. 31, 2023	20,374,500				23,658		20,374,500,000
Net income				45,821			¥ 45,821
Issuance of new shares	¥ 50,000	50,000					100,000
Issuance of new shares, shares	473,190
Other comprehensive loss						(955)	(955)
Balance at Sep. 30, 2023	¥ 150,000	670,516	148,392	365,982	¥ (2,539)	(11,002)	¥ 1,321,349
Balance, shares at Sep. 30, 2023	20,847,690				23,658		20,847,690,000
Balance at Mar. 31, 2023	¥ 100,000	620,516	148,392	320,161	¥ (2,539)	(10,047)	¥ 1,176,483
Balance, shares at Mar. 31, 2023	20,374,500				23,658		20,374,500,000
Net income				323,605			¥ 323,605
Issuance of new shares	¥ 135,001	135,001					270,002
Issuance of new shares, shares	1,277,610
Other comprehensive loss						(7,273)	(7,273)
Balance at Mar. 31, 2024	¥ 235,001	755,517	148,392	643,766	¥ (2,539)	(17,320)	¥ 1,762,817
Balance, shares at Mar. 31, 2024	21,652,110				23,658		21,652,110,000
Net income				369,155			¥ 369,155
Issuance of new shares
Other comprehensive loss						(9,114)	(9,114)
Balance at Sep. 30, 2024	¥ 235,001	¥ 755,517	¥ 148,392	¥ 1,012,921	¥ (2,539)	¥ (26,434)	¥ 2,122,858
Balance, shares at Sep. 30, 2024					23,658		21,652,110,000